Note 15 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	10
Number of Voyages With Index-linked Rate	26
Number of Dry-bulk Vessels	42	45
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	99 months
Charter-in Commitments [Member]
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	4
Number of Dry-bulk Vessels	1
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount	$ 43,525